Statement of Operations and Comprehensive Income (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax Effect	$ (863)	$ 3,117
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Tax Effect	$ (177)	$ (646)